Personnel expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Personnel expense
Wages and salaries	€ 11,490	€ 11,568	€ 13,885
Employee stock option plan	304	671	671
Social security contributions	2,391	2,289	2,710
Total employee benefits expense	14,185	14,528	17,266
MetallRente	59	65	66
German state plan
Personnel expense
Mandatory employer's contribution	€ 719	€ 754	€ 889